Note 8 - Fixed Assets - Schedule of Fixed Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2016	Sep. 30, 2014
Equipment [Member]
Fixed assets, gross	$ 539,000		$ 339,000
Estimated useful lives	5 years
Furniture and Fixtures [Member]
Fixed assets, gross	$ 162,000		139,000
Estimated useful lives	5 years
Leasehold Improvements [Member]
Fixed assets, gross	$ 598,000		566,000
Assets Held under Capital Leases [Member]
Fixed assets, gross	$ 452,000		453,000
Estimated useful lives	5 years
Fixed assets, gross	$ 1,751,000	$ 2,221,000	1,497,000
Less accumulated depreciation and amortization	(1,039,000)	(1,384,000)	(745,000)
Fixed assets – net	$ 712,000	$ 837,000	$ 752,000